Warranty Provision (Tables)	12 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Summary of Warranty Activity
The Company’s warranty activity during the fiscal years ended March 31, 2014, 2013 and 2012 is summarized below:

	Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Balance at beginning of fiscal year	403,627	729,528	296,410
Additional provision	485,229	—	473,551
Reversal of unutilized amounts	(19,122)	(325,901)	(40,433)

Balance at end of fiscal year	869,734	403,627	729,528